AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 12, 2000

                                                      REGISTRATION NO. 333-63417
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                     -------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 1
                                       TO
                                    FORM S-6
                             ----------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                     -------------------------------------

A. EXACT NAME OF TRUST:
                              DEFINED ASSET FUNDS
                             MUNICIPAL DEFINED FUND
                                    SERIES 4

B. NAME OF DEPOSITOR:

                   MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
                           SALOMON SMITH BARNEY INC.
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,
        FENNER &
   SMITH INCORPORATED
  UNIT INVESTMENT TRUST
        DIVISION
      P.O. BOX 9051
PRINCETON, NJ 08543-9051                              PAINEWEBBER INCORPORATED
                                                         1285 AVENUE OF THE
                                                              AMERICAS
                                                         NEW YORK, NY 10019

SALOMON SMITH BARNEY INC.
      388 GREENWICH
   STREET--23RD FLOOR
   NEW YORK, NY 10013
                                                      DEAN WITTER REYNOLDS INC.
                                                           TWO WORLD TRADE
                                                         CENTER--59TH FLOOR
                                                         NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.
      P.O. BOX 9051
PRINCETON, NJ 08543-9051
                                                          ROBERT E. HOLLEY
                                                          1200 HARBOR BLVD.
                                                         WEEHAWKEN, NJ 07087

                                  COPIES TO:             DOUGLAS LOWE, ESQ.
                            PIERRE DE SAINT PHALLE,   DEAN WITTER REYNOLDS INC.
   LAURIE A. HESSLEIN                ESQ.                  TWO WORLD TRADE
  388 GREENWICH STREET       450 LEXINGTON AVENUE        CENTER--59TH FLOOR
   NEW YORK, NY 10013         NEW YORK, NY 10017         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule24f-2 and filed the Rule24f-2 Notice for the most fiscal year on March 25, 1999.

/X/ Check box if it is proposed that this registration statement will become effective upon filing on January 21, 2000 pursuant to Rule 485.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             DEFINED ASSET FUNDS-SM-
                             -------------------------------
                             ---------------------

                           MUNICIPAL DEFINED FUND
                           SERIES 4
                           (A UNIT INVESTMENT TRUST)
                           -  PORTFOLIO OF LONG TERM MUNICIPAL BONDS
                           - DESIGNED FOR INCOME FREE FROM REGULAR FEDERAL INCOME TAX
                           -  DISTRIBUTIONS TWICE A YEAR

SPONSORS:
MERRILL LYNCH,             -----------------------------------------------------
PIERCE, FENNER & SMITH     The Securities and Exchange Commission has not
INCORPORATED               approved or disapproved these Securities or passed
SALOMON SMITH BARNEY INC.  upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated January 21, 2000.

--------------------------------------------------------------------------------

Def ined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, SEPTEMBER 30, 1999.

CONTENTS
                                        PAGE
                                         --
Risk/Return Summary and Portfolio.....    3
What You Can Expect From Your
  Investment..........................    6
  Income Twice A Year.................    6
  Return Figures......................    6
  Records and Reports.................    6
The Risks You Face....................    6
  Interest Rate Risk..................    6
  Call Risk...........................    7
  Reduced Diversification Risk........    7
  Liquidity Risk......................    7
  Concentration Risk..................    7
  Bond Quality Risk...................    8
  Insurance Related Risk..............    8
  Litigation and Legislation Risks....    8
Selling or Exchanging Units...........    8
  Sponsors' Secondary Market..........    8
  Selling Units to the Trustee........    9
  Exchange Option.....................    9
How The Fund Works....................   10
  Pricing.............................   10
  Evaluations.........................   10
  Income..............................   10
  Expenses............................   10
  Portfolio Changes...................   11
  Fund Termination....................   11
  Certificates........................   11
  Trust Indenture.....................   11
  Legal Opinion.......................   12
  Auditors............................   12
  Sponsors............................   12
  Trustee.............................   13
  Underwriters' and Sponsors'
    Profits...........................   13
  Public Distribution.................   13
  Code of Ethics......................   13
  Year 2000 Issues....................   13
Taxes.................................   13
Supplemental Information..............   15
Financial Statements..................   17

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes by investing in a fixed portfolio consisting primarily of 15- to 30-year municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 19
     long-term tax-exempt municipal bonds,
     and some short-term bonds reserved to
     pay the deferred sales charge, with an
     aggregate face amount of $14,835,000.
     The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Fund's portfolio is not managed.
  -  On their initial deposit into the Fund,
     the bonds were rated A or better by
     Standard & Poor's, Moody's or Fitch or
     in the opinion of the agent for the
     Sponsors had similar credit quality to
     other bonds in the Portfolio. Their
     credit quality may currently be lower.
  -  Most of the bonds cannot be called for
     several years, and after that they can
     be called at a premium declining over
     time to par value. Some bonds may be
     called earlier at par for extraordinary
     reasons.
  - 6% of the bonds are insured by AAA-rated insurance companies, 15% are insured by AA-rated insurance companies and 25% are insured by A-rated insurance companies.
     Insurance guarantees timely payments of
     principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  -  Airports/Ports/Highways                  11%
  -  Convention Centers                        2%
  -  General Obligation                        1%
  -  Hospitals/Health Care                    40%
  -  Lease Rental Appropriation                8%
  -  Municipal Water/Sewer Utilities           8%
  -  Special Tax                               8%
  -  University/College                        14%
  -  Miscellaneous                              8%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:
  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.
  -  Because the Fund is concentrated in
     hospital/healthcare bonds, adverse
     developments in this industry may affect the value of your units.
  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.
  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     DEFINING YOUR INCOME
     AND ESTIMATING YOUR RETURN

     WHAT YOU MAY EXPECT (Record Day: 10th day of
     each May and November)
     Regular Semi-Annual Income per 1,000 units
     (each May and November):                       $25.73
     Annual Income per 1,000 units:                 $51.46
     THESE FIGURES ARE ESTIMATES ON THE EVALUATION DATE;
     ACTUAL PAYMENTS MAY VARY.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in bonds of several different
     issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

                                             2.90%
     Maximum Sales Fee (Load) on new
     purchases (as a percentage of $1,000
     invested)

     You will pay an up-front sales fee of
     1.00%, as well as a total deferred sales fee of $9.50 ($2.37 per 1,000 units quarterly). Employees of some of the
     Sponsors and their affiliates may pay a
     reduced sales fee of at least $5.00 per
     1,000 units.

     The maximum sales fee is reduced if you
     invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $ 0.52
     Trustee's Fee
                                                    $ 0.40
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $ 0.08
     Evaluator's Fee
                                                    $ 0.16
     Other Operating Expenses
                                                    ------
                                                    $ 1.16
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF
     PRIOR MUNICIPAL INSURED SERIES, WHICH HAD THE SAME
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS
     AS THIS FUND. These prior Insured Series were offered between January 5, 1988 and October 17, 1996 and were outstanding on September 30, 1999. OF
     COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO
     GUARANTEE OF FUTURE RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED 9/30/99.

 -------------------------------------------------------------------

 High                    1.40%     6.67%     6.01%      2.72     7.86%     6.60%
 Average                 -2.36      5.05      5.72     -0.41      6.11      6.31
 Low                     -7.31      2.86      5.55     -4.69      3.63      6.14

 -----------------------------------------------------------

 Average
 Sales fee               2.04%     5.22%     5.82%

 -----------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

THIS FUND IS NEW AND HAS NO PERFORMANCE HISTORY, BUT IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF THE MUNICIPAL MONTHLY PAYMENT SERIES, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE AND MADE MONTHLY INCOME DISTRIBUTIONS. These prior Monthly Payment Series were offered between January 1, 1988 and June 30, 1997 and were outstanding on June 30, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset
     Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is $250.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER 1,000 UNITS       $910.81
     (as of September 30, 1999)

     Unit price is based on the net asset
     value of the Fund plus the up-front
     sales fee. An amount equal to any
     principal cash, as well as net accrued
     but undistributed interest on the unit,
     is added to the unit price. Unit price
     also includes the estimated organization costs shown on the previous page. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business don the date of sale, less any
     remaining deferred sales fee. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income twice a year.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. A portion of the income may also be exempt from state and local personal income taxes, depending on where you live.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $10.00 per 1,000 units. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
12.  WHAT OTHER SERVICES ARE AVAILABLE?
     REINVESTMENT
     You will receive your semi-annual income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This Program
     is an open-end mutual fund with a
     comparable investment objective. Income
     from this Program will generally be
     subject to state and local income taxes.
     FOR MORE COMPLETE INFORMATION ABOUT THE
     PROGRAM, INCLUDING CHARGES AND FEES, ASK
     THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU
     INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10
     DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                                      EFFECTIVE
TAXABLE INCOME 1999*                  % TAX                                  TAX-FREE YIELD OF
  SINGLE RETURN      JOINT RETURN     BRACKET      3%        3.5%        4%        4.5%        5%        5.5%        6%
                                                                    IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 19
  SINGLE RETURN     6.5%
                      IS
                   EQUIVALENT
                     TO A
                   TAXABLE
                   YIELD OF

---------------------------------------------------------------------------------------------------------------------------
$      0- 25,750   $      0- 43,050    15.00       3.53       4.12       4.71       5.29       5.88       6.47       7.06
---------------------------------------------------------------------------------------------------------------------------
$ 25,751- 62,450   $ 43,051-104,050    28.00       4.17       4.86       5.56       6.25       6.94       7.64       8.33
---------------------------------------------------------------------------------------------------------------------------
$ 62,451-130,250   $104,051-158,550    31.00       4.35       5.07       5.80       6.52       7.25       7.97       8.70
---------------------------------------------------------------------------------------------------------------------------
$130,251-283,150   $158,551-283,150    36.00       4.69       5.47       6.25       7.03       7.81       8.59       9.38
---------------------------------------------------------------------------------------------------------------------------
  OVER $283,151    OVER $283,151       39.60       4.97       5.79       6.62       7.45       8.28       9.11       9.93
---------------------------------------------------------------------------------------------------------------------------

-----------------
$      0- 25,750     7.65
-----------------
$ 25,751- 62,450     9.03
-----------------
$ 62,451-130,250     9.42
                   --------
-----------------
$130,251-283,150    10.16
                   --------
-----------------
  OVER $283,151     10.76
                   --------
-----------------

To compare the yield of a taxable security with the yield of a federally tax-free security, find your taxable income and read across. The table incorporates 1999 federal income tax rates and assumes that all income would otherwise be taxed at a U.S. investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase-out of exemptions, itemized deductions, the possible partial disallowance of deductions or state and local taxation. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

INCOME TWICE A YEAR

The Fund will pay you regular income twice a year. Your income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a statement of income payments twice a year;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or 'called' by the issuer before their stated maturity.

Some bonds may be required to be called incrementally pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

In extraordinary cases, an issuer might be able to call its bonds if, for example:
  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

The bonds will generally trade in the over-the-counter market. We cannot assure you that a liquid trading market will exist, especially since current law may restrict the Fund from selling bonds to any Sponsor. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, the Fund is said to be 'concentrated' in that bond type, which makes the Fund less diversified.

Here is what you should know about the Fund's concentration in hospital and health care bonds.
  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices; and
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance.
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits.

  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability.
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentration over time.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolio). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining installments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge other than any remaining deferred sales charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We may discontinue the secondary market without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but the Trustee is not required to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you 'in kind' by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial date of deposit up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

In addition, a portion of the price of a unit also consists of cash to pay all or some of the costs of organizing the Fund including:
  - cost of initial preparation of legal documents;
  - federal and state registration fees;
  - initial fees and expenses of the Trustee;
  - initial audit; and
  - legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

Quarterly deferred sales charges you owe are paid with interest and principal from certain bonds. If these amounts are not enough, the rest will be paid out of distributions to you from the Fund's Capital and Income Accounts.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.) P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013

DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048

PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. Sponsors also realized a profit or loss on the initial deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may have realized profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the bonds contained in the Portfolio, but we cannot predict whether any impact will me material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rulles. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. If you are an individual and sell your units after holding them for more than 12 months, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of "original issue discount,' "acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolio, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

DEFINED ASSET FUNDS,
MUNICIPAL DEFINED FUND SERIES - 4

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders of Defined Asset Funds, Municipal Defined Funds Series - 4:

We have audited the accompanying statement of condition of Defined Asset Funds, Municipal Defined Fund Series - 4, including the portfolio, as of September 30, 1999 and the related statements of operations and of changes in net assets for the period October 21, 1998 to September 30, 1999. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at September 30, 1999, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds, Municipal Defined Fund Series - 4, at September 30, 1999 and the results of its operations and changes in its net assets for the above-stated period in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, N.Y.
December 22, 1999


                                     D - 1.

DEFINED ASSET FUNDS,
MUNICIPAL DEFINED FUND SERIES - 4

STATEMENT OF CONDITION
As of September 30, 1999

TRUST PROPERTY:
  Investment in marketable securities -
     at value (cost $ 14,775,350 )(Note 1)........                     $13,072,544
  Accrued interest ...............................                         209,859
  Accrued interest on Segregated Bonds (Note 5) ..                           2,939
  Income payments receivable .....................                           3,846
  Principal payments receivable ..................                           3,071
  Cash - income ..................................                          83,887
  Cash - income on Segregated Bonds ..............                           6,470
  Cash - principal ...............................                           6,024
                                                                       -----------
    Total trust property .........................                      13,388,640

LESS LIABILITIES:

  Deferred sales charge (Note 5) .................     $   102,769
  Principal payments payable (Segregated Bonds) ..           9,095
  Accrued Sponsors' fees .........................           3,717         115,581
                                                       -----------     -----------

NET ASSETS, REPRESENTED BY:
 14,598,302 units of fractional undivided
     interest outstanding (Note 3)................      12,979,184

  Undistributed net investment income ............         293,875     $13,273,059
                                                       -----------     ===========

UNIT VALUE ($ 13,273,059 / 14,598,302 units ).....                     $    .90922
                                                                       ===========

                       See Notes to Financial Statements.


                                     D - 2.

DEFINED ASSET FUNDS,
MUNICIPAL DEFINED FUND SERIES - 4

STATEMENT OF OPERATIONS

                                                     October 21, 1998
                                                            to
                                                       September 30,
                                                           1999
                                                           ----

INVESTMENT INCOME:
  Interest income ........................             $   743,985
  Interest income on Segregated
    Bonds (Note 5) .......................                   9,409
  Trustee's fees and expenses ............                  (9,793)
  Sponsors' fees .........................                  (4,617)
                                                       ------------
  Net investment income ..................                 738,984
                                                       ------------


REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
  Realized loss on
    securities sold or redeemed ..........                 (54,165)
  Unrealized depreciation
    of investments .......................              (1,702,806)
                                                       ------------
  Net realized and unrealized
     loss on investments .................              (1,756,971)
                                                       ------------


NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ..............             $(1,017,987)
                                                       ============

                       See Notes to Financial Statements.


                                     D - 3.

DEFINED ASSET FUNDS,
MUNICIPAL DEFINED FUND SERIES - 4

STATEMENT OF CHANGES IN NET ASSETS

                                                   October 21, 1998
                                                         to
                                                    September 30,
                                                        1999
                                                        ----

OPERATIONS:
  Net investment income ..................          $   738,984
  Realized loss on
    securities sold or redeemed ..........              (54,165)
  Unrealized depreciation
    of investments .......................           (1,702,806)
                                                    ------------
  Net decrease in net assets
    resulting from operations ............           (1,017,987)
                                                    ------------

INCOME DISTRIBUTIONS TO
   HOLDERS (Note 2).......................             (428,850)
                                                    ------------

SHARE TRANSACTIONS:
  Deferred sales charge (Note 5):
    Principal ............................             (111,864)

  Redemption amounts:
    Income ...............................               (6,850)
    Principal ............................             (359,644)
                                                    ------------
  Total share transactions ...............             (478,358)
                                                    ------------

NET DECREASE IN NET ASSETS ...............           (1,925,195)

NET ASSETS AT BEGINNING OF PERIOD ........           15,198,254
                                                    ------------
NET ASSETS AT END OF PERIOD ..............          $13,273,059
                                                    ============
PER UNIT:
  Income distributions during
    period................................          $    .02859
                                                    ============
  Net asset value at end of
    period ...............................          $    .90922
                                                    ============
TRUST UNITS:
  Redeemed during period .................              401,698
  Outstanding at end of period............           14,598,302
                                                    ============

                       See Notes to Financial Statements.


                                     D - 4.

      DEFINED ASSET FUNDS,
      MUNICIPAL DEFINED FUND SERIES - 4

      NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities except that value on October 21, 1998 was based upon offering side evaluations at October 19, 1998, the day prior to the Date of Deposit. Cost of securities at October 21, 1998 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)   Interest income is recorded as earned.

2.    DISTRIBUTIONS

      Semi-annual distributions of net investment income are made to Holders. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

3.    NET CAPITAL

     Cost of 14,598,302 units at Date of Deposit ................       $14,791,247
     Transfer to capital of interest on Segregated Bonds (Note 5)             9,409
     Redemptions of units - net cost of 401,698 units redeemed
       less redemption amounts (principal).......................            47,363
     Deferred sales charge (Note 5) .............................          (111,864)
     Realized loss on securities sold or redeemed ...............           (54,165)
     Unrealized depreciation of investments .....................        (1,702,806)
                                                                        -----------

     Net capital applicable to Holders ..........................       $12,979,184
                                                                        ===========

4.    INCOME TAXES

      As of September 30, 1999, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $1,702,806, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $14,775,350 at September 30, 1999.


                                     D - 5.

      DEFINED ASSET FUNDS,
      MUNICIPAL DEFINED FUND SERIES - 4

      NOTES TO FINANCIAL STATEMENTS

5.    DEFERRED SALES CHARGE

      $55,000 face amount of Alameda Cnty. Trans. Auth., CA, Sub. Sales Tax Rev. Bonds, Ser. 1997, $40,000 face amount of The City of Kansas City, MO, Sewerage Sys. Rfdg. and Imp. Rev. Bonds, Ser. 1992 and $150,000 face amount of the City of Easton, Northhampton Cnty., PA, G.O. Bonds, Ser. 1998, have been segregated to fund the deferred charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds, as well as with principal proceeds received in conjunction with the disposition on the unsegregated bonds in the portfolio. A deferred sales charge of $2.38 per 1,000 Units is charged quarterly during the first year and $2.37 per 1,000 Units is charged quarterly in the second year. The deferred sales charges are paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $19.00 per 1,000 Units over the first two years of the life of the Fund. Should a Holder redeem Units prior to the second anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.


                                     D - 6.

DEFINED ASSET FUNDS,
MUNICIPAL DEFINED FUND SERIES - 4

PORTFOLIO
As of September 30, 1999

                                               Rating                                           Optional
     Portfolio No. and Title of                  of         Face                               Redemption
            Securities                       Issues(1)     Amount     Coupon    Maturities(3) Provisions(3)   Cost(2)    Value(2)
            ----------                       ---------  ----------- ----------- ------------  ------------  ----------- -----------
   1 Alameda Cnty., Trans. Auth., CA,           AAA     $    55,000     4.100 %      1999      None         $    55,723 $    55,032
     Sub. Sales Tax Rev. Bonds (Limited Tax
     Bonds), Ser. 1997 (AMBAC Ins.) (4) (5)

   2 Illinois Educl. Fac. Auth., Rev. Bonds     A         1,125,000     5.500        2028      05/15/08       1,149,109   1,031,231
     (Midwestern Univ.), Ser. 1998 B                                                           @  101.000
     (ACA Ins.) (4)

   3 Illinois Hlth. Fac. Auth., Rev. Bonds      A-          825,000     5.750        2027      08/15/07         856,268     748,679
     (Victory Hlth. Svcs.), Ser. 1997 A                                                        @  101.000

   4 Southern Iowa Rural Wtr. Association,      AA        1,095,000     5.000        2032      12/01/08       1,060,124     896,915
     Wtr. Rev. Cap. Loan Rfdg. Notes, Ser.                                                     @  100.000
     1998 (Asset Guaranty Ins.) (4)

   5 Louisiana Offshore Terminal Auth., Deep-   A         1,050,000     5.200        2018      10/01/08       1,062,170     956,634
     water Port Rfdg. Rev. Bonds (LOOP LLC                                                     @  100.000
     Proj.), Ser. 1998

   6 City of Kansas City, MO, Sewerage Sys.     AA-          40,000     5.600        2000      None              41,164      40,316
     Rfdg. and Imp. Rev. Bonds, Ser. 1992 (5)

   7 New Hampshire Higher Educl. and Hlth.      A         1,150,000     4.875        2028      07/01/08       1,093,685     947,922
     Facs. Auth., Hosp. Rev. Bonds (The                                                        @  101.000
     Cheshire Med. Ctr. Issue), Ser. 1998

   8 New Jersey Educ. Fac. Auth., Rev. Bond     NR          750,000     5.700        2028      07/01/08         759,510     695,168
     (Fairleigh Dickinson Univ. Issue), Ser.                                                   @  101.000
     1998 G

   9 Dormitory Auth. of the State of New York,  A-(f)     1,150,000     5.000        2028      07/01/08       1,132,417     993,244
     City Univ. Sys. Consil. Third Gen.                                                        @  101.000
     Resolution Rev. Bonds, Ser. 1998-2


                                     D - 7.

     DEFINED ASSET FUNDS,
     MUNICIPAL DEFINED FUND SERIES - 4

     PORTFOLIO
     As of September 30, 1999

                                               Rating                                           Optional
     Portfolio No. and Title of                  of         Face                               Redemption
            Securities                       Issues(1)     Amount     Coupon    Maturities(3) Provisions(3)   Cost(2)     Value(2)
            ----------                       ---------  ----------- ----------- ------------  ------------  ----------- -----------
  10 Port Auth. of NY and NJ, Consol. Bonds,    AAA     $   250,000     4.375 %      2033      11/01/05     $   230,095 $   193,133
     One Hundred Sixteenth Ser. (Financial                                                     @  101.000
     Guaranty Ins.)

  11 North Carolina Med. Care Comm., Hosp.      A           275,000     5.000        2018      08/15/08         264,932     237,740
     Rev. Bonds (Halifax Regl. Med. Ctr.),                                                     @  101.000
     Ser. 1998

  12 County of Butler, OH, Hosp. Fac. Rev.      A2(m)       980,000     5.000        2028      11/15/08         957,597     824,601
     Rfdg. and Imp. Bonds (Middletown Regl.                                                    @  101.000
     Hosp. Oblig. Grp.), Ser. 1998

  13 County of Franklin, OH, Hlth. Care Facs.   NR          250,000     5.500        2021      07/01/08         251,048     223,210
     Rfdg. Rev. Bonds (Ohio Presbyterian                                                       @  101.000
     Retirement Svcs.), Ser. 1997

  14 Berks Cnty. Mun. Auth., PA, Hlth. Care     AA-         135,000     5.000        2028      09/01/08         132,947     115,871
     Rev. Bonds (Pooled Financing Proj.), Ser.                                                 @  101.000
     1998

  15 Cumberland Cnty. Mun. Auth., PA, Rev.      A         1,125,000     6.000        2026      12/01/06       1,195,369   1,099,834
     Bonds (Presbyterian Homes, Inc. Proj.),                                                   @  100.000
     Ser. 1996 (ACA Ins.) (4)

  16 City of Easton, Northhampton Cnty., PA,    Aaa(m)       75,000     3.550        1999      None              75,448      74,980
     G.O. Bonds, Ser. 1998 (AMBAC Ins.)
     (4) (5)                                                 75,000     3.700        2000      None              75,377      74,836

  17 Central Falls Detention Fac. Corp., RI,    AA        1,150,000     5.000        2023      01/15/08       1,126,172     983,515
     Detention Fac. Rev. Rfdg. Bonds (The                                                      @  102.000
     Donald W. Wyatt Detention Fac.), Ser.
     1998 A (Asset Guaranty Ins.) (4)


                                     D - 8.

     DEFINED ASSET FUNDS,
     MUNICIPAL DEFINED FUND SERIES - 4

     PORTFOLIO
     As of September 30, 1999

                                               Rating                                          Optional
     Portfolio No. and Title of                  of         Face                              Redemption
            Securities                       Issues(1)     Amount     Coupon    Maturities(3) Provisions(3)   Cost(2)     Value(2)
            ----------                       ---------  ----------- ----------- ------------  ------------  ----------- -----------
  18 Hereford, TX, Ind. Sch. Dist. Pub.         A       $ 1,150,000     5.375 %      2023     08/15/08      $ 1,162,443 $ 1,052,526
     Fac. Corp., Sch. Fac. Lease Rev. Bonds,                                                  @  102.000
     Ser. 1998 (ACA Ins.) (4)

  19 Pocahontas Pkwy. Assoc., VA, Route 895     A           375,000     5.500        2028     08/15/08          383,149     341,996
     Connector, Toll Road Rev. Bonds                                                          @  102.000
     (ACA Ins.) (4)

  20 Skagit Valley Coll. Foundation, WA,        NR          180,000     5.750        2023     11/01/08          183,429     163,062
     Stud. Hsg. Rev. and Rfdg. Bonds, Ser.                                                    @  100.000
     1998

  21 Washington Convention Ctr. Auth., Wash-    AAA         375,000     4.750        2028     10/01/08          360,510     306,971
     ington, D.C., Sr. Lien Dedicated Tax                                                     @  100.000
     Rev. Bonds, Ser. 1998 (AMBAC Ins.)

  22 Wisconsin Hlth. and Educ. Fac. Auth.,      A-        1,200,000     5.000        2023     08/15/08        1,166,664   1,015,128
     Rev. Bonds (The Howard Young Med. Ctr.,                                                  @  101.000
     Inc. Proj.), Ser. 1998
                                                         ----------                                          ----------  ----------
     TOTAL                                              $14,835,000                                         $14,775,350 $13,072,544
                                                         ==========                                          ==========  ==========

                             See Notes to Portfolio.


                                     D - 9.

DEFINED ASSET FUNDS
MUNICIPAL DEFINED FUND SERIES - 4

NOTES TO PORTFOLIO
As of September 30, 1999

(1) The ratings of the bonds are by Standard & Poor's Ratings Group or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

(2)   See Notes to Financial Statements.

(3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

(4)   Insured by the indicated municipal bond insurance company.

(5)   These bonds have been segregated to fund the deferred sales charges.


                                    D - 10.

              Defined
            Asset Funds
-SM-

HAVE QUESTIONS ?                         MUNICIPAL DEFINED FUND
Request the most                         SERIES 4
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-63417) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-2537).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     70148--1/00

                             DEFINED ASSET FUNDS--
                             MUNICIPAL DEFINED FUND
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1-- Form of Standard Terms and Conditions of Trust Effective as of
           October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

    4.1 --Consent of the Evaluator.

    5.1 --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Exhibit 9.1 to Amendment No. 1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--409, 1933 Act File No. 333-81777).

                             DEFINED ASSET FUNDS--
                           MUNICIPAL DEFINED FUND--4

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, DEFINED ASSET FUNDS MUNICIPAL DEFINED FUND--4, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 12TH DAY OF JANUARY, 2000.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS
     By J. DAVID MEGLEN
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON
     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039 and 333-47553

     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     THOMAS C. SCHNEIDER
     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)